FAIR VALUE DISCLOSURES (DETAILS 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments [Abstract]
Mortgage loans on real estate	$ 0	$ 28
Policyholders' liabilities: Investment contracts	1,919	1,777
Policy Loans	151	142
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate		28
Policyholders' liabilities: Investment contracts	6	193
Policy Loans	151	142
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate		28
Policyholders' liabilities: Investment contracts	6	196
Policy Loans	184	174
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 3 [Member]
Financial Instruments [Abstract]
Mortgage loans on real estate		28
Policyholders' liabilities: Investment contracts	6	196
Policy Loans	$ 184	$ 28